Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Investment securities available for sale, amortized cost	$ 269,611	$ 315,587
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	16,103,981	15,109,718
Common stock, shares outstanding	13,194,439	12,195,240
Common stock in treasury, shares	2,909,542	2,914,478